          PUTNAM HARTFORD CAPITAL MANAGER (SERIES VII)
                     SEPARATE ACCOUNT TEN
          HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

RATINGS AGENCY             EFFECTIVE DATE        RATING         BASIS OF RATING
                             OF RATING
   Fitch                      9/19/02              AA        Claims paying ability

   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3970
333-69429